Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%		October 15, 2027
Class A-2b Notes	$125,000,000.00	3.96285%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,405,437.49

Principal:
Principal Collections	$22,965,853.72
Prepayments in Full	$12,616,379.84
Liquidation Proceeds	$364,111.67
Recoveries	$110,821.60
Sub Total	$36,057,166.83
Collections	$39,462,604.32

Purchase Amounts:
Purchase Amounts Related to Principal	$186,889.01
Purchase Amounts Related to Interest	$1,122.09
Sub Total	$188,011.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,650,615.42

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	19
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,650,615.42
Servicing Fee	$737,593.38	$737,593.38	$0.00	$0.00	$38,913,022.04
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,913,022.04
Interest - Class A-2a Notes	$255,509.48	$255,509.48	$0.00	$0.00	$38,657,512.56
Interest - Class A-2b Notes	$69,872.32	$69,872.32	$0.00	$0.00	$38,587,640.24
Interest - Class A-3 Notes	$2,046,840.00	$2,046,840.00	$0.00	$0.00	$36,540,800.24
Interest - Class A-4 Notes	$405,420.00	$405,420.00	$0.00	$0.00	$36,135,380.24
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,135,380.24
Interest - Class B Notes	$192,638.00	$192,638.00	$0.00	$0.00	$35,942,742.24
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,942,742.24
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$35,942,742.24
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,942,742.24
Regular Principal Payment	$34,321,490.42	$34,321,490.42	$0.00	$0.00	$1,621,251.82
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,621,251.82
Residual Released to Depositor	$0.00	$1,621,251.82	$0.00	$0.00	$0.00
Total		$39,650,615.42

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,321,490.42
Total					$34,321,490.42

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$26,269,338.95	$64.42	$255,509.48	$0.63	$26,524,848.43	$65.05
Class A-2b Notes	$8,052,151.47	$64.42	$69,872.32	$0.56	$8,122,023.79	$64.98
Class A-3 Notes	$0.00	$0.00	$2,046,840.00	$3.84	$2,046,840.00	$3.84
Class A-4 Notes	$0.00	$0.00	$405,420.00	$3.88	$405,420.00	$3.88
Class B Notes	$0.00	$0.00	$192,638.00	$4.07	$192,638.00	$4.07
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$34,321,490.42	$21.74	$2,970,279.80	$1.88	$37,291,770.22	$23.62

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$66,799,862.83	0.1638055	$40,530,523.88	0.0993882
Class A-2b Notes	$20,475,681.35	0.1638055	$12,423,529.88	0.0993882
Class A-3 Notes	$532,800,000.00	1.0000000	$532,800,000.00	1.0000000
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$803,415,544.18	0.5088322	$769,094,053.76	0.4870952

Pool Information
Weighted Average APR	4.890%	4.900%
Weighted Average Remaining Term	42.91	42.14
Number of Receivables Outstanding	29,823	29,101
Pool Balance	$885,112,059.44	$848,444,082.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$834,994,492.74	$800,673,002.32
Pool Factor	0.5257979	0.5040154

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$47,771,080.22
Targeted Overcollateralization Amount	$79,350,028.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$79,350,028.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		50	$534,742.66
(Recoveries)		48	$110,821.60
Net Loss for Current Collection Period			$423,921.06
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5747%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7266%
Second Prior Collection Period			0.6315%
Prior Collection Period			0.6964%
Current Collection Period			0.5869%
Four Month Average (Current and Prior Three Collection Periods)			0.6603%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,303	$9,654,486.96
(Cumulative Recoveries)			$1,050,285.24
Cumulative Net Loss for All Collection Periods			$8,604,201.72
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5111%

Average Realized Loss for Receivables that have experienced a Realized Loss			$7,409.43
Average Net Loss for Receivables that have experienced a Realized Loss			$6,603.38

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.00%	226	$8,486,360.66
61-90 Days Delinquent	0.17%	32	$1,417,675.94
91-120 Days Delinquent	0.03%	7	$221,229.10
Over 120 Days Delinquent	0.08%	16	$643,801.63
Total Delinquent Receivables	1.27%	281	$10,769,067.33

Repossession Inventory:
Repossessed in the Current Collection Period		21	$850,397.63
Total Repossessed Inventory		37	$1,594,596.65

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1863%
Prior Collection Period			0.2045%
Current Collection Period			0.1890%
Three Month Average			0.1933%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2690%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	19

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	65	$2,608,740.01
2 Months Extended	105	$4,415,868.46
3+ Months Extended	19	$775,980.26

Total Receivables Extended	189	$7,800,588.73

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer